Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 29, 2012 Swap	Dec. 31, 2011	Jan. 01, 2011
Accounting Policies [Line Items]
Recognized compensation costs for grants	$ 15.0	$ 14.1	$ 11.5
Income tax benefits for grants	4.9	4.5	3.6
Weighted-average fair values for options granted	$ 10.72	$ 10.46	$ 6.97
Common stock issued	66,515,620	65,019,406
Cancellation of restricted stock awards, shares	49,207
Options granted to purchase shares of common stock being antidilutive	387,591	338,877	865,072
Carrying value of the Company's long-term debt, including current maturities	1,250.0	0.5
Fair value of the Company's long-term debt, including current maturities	1,308.9
Notional amount of foreign exchange contracts	111.9	106.3
Range of maturities for foreign exchange contracts	336 days	336 days
Number of interest rate swap agreement	1
Interest rate swap notional amount	462.2
Financial instrument expiration date	Oct. 06, 2017
Accumulated other comprehensive income (loss)	1.0
Interest Rate Swap [Member]
Accounting Policies [Line Items]
Interest rate swap notional amount	462.2
Stock Options [Member]
Accounting Policies [Line Items]
Common stock issued	1,917,020
Level 2 [Member]
Accounting Policies [Line Items]
Assets related to the fair value of the Company's foreign exchange contracts		4.0
Liabilities related to the fair value of the Company's foreign exchange contracts	2.3
Level 2 [Member] | Interest Rate Swap [Member]
Accounting Policies [Line Items]
Liabilities related to the fair value of the Company's foreign exchange contracts	$ 1.5
Minimum [Member] | Building and improvements [Member]
Accounting Policies [Line Items]
Depreciable life	14 years
Minimum [Member] | Machinery, equipment and software [Member]
Accounting Policies [Line Items]
Depreciable life	3 years
Maximum [Member] | Building and improvements [Member]
Accounting Policies [Line Items]
Depreciable life	20 years
Maximum [Member] | Machinery, equipment and software [Member]
Accounting Policies [Line Items]
Depreciable life	10 years